Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2023	6,648	10,953	1,850	19,451
Exchange adjustments	(189)	(265)	(44)	(498)
Additions	11	99	1,185	1,295
Capitalised borrowing costs	–	–	36	36
Disposals and write-offs	(136)	(732)	(16)	(884)
Reclassifications	134	701	(869)	(34)
Transfer to assets held for sale/distribution	(13)	(52)	(22)	(87)
Cost at 31 December 2023	6,455	10,704	2,120	19,279
Exchange adjustments	(141)	(233)	(51)	(425)
Additions	42	166	1,185	1,393
Capitalised borrowing costs	–	–	20	20
Disposals and write-offs	(144)	(381)	(5)	(530)
Reclassifications	179	762	(949)	(8)
Transfer to assets held for sale/distribution	(16)	(3)	–	(19)
Cost at 31 December 2024	6,375	11,015	2,320	19,710

Depreciation at 1 January 2023	(3,275)	(6,469)	–	(9,744)
Exchange adjustments	90	153	–	243
Charge for the year	(210)	(682)	–	(892)
Disposals and write-offs	66	662	–	728
Transfer to assets held for sale/distribution	6	29	–	35
Reclassifications	–	(4)	–	(4)
Depreciation at 31 December 2023	(3,323)	(6,311)	–	(9,634)
Exchange adjustments	76	139	–	215
Charge for the year	(211)	(675)	–	(886)
Disposals and write-offs	121	325	–	446
Transfer to assets held for sale/distribution	14	2	–	16
Reclassifications	(27)	26	–	(1)
Depreciation at 31 December 2024	(3,350)	(6,494)	–	(9,844)

Impairment at 1 January 2023	(260)	(472)	(42)	(774)
Exchange adjustments	4	7	1	12
Disposals and write-offs	27	114	13	154
Impairment losses	(11)	(32)	–	(43)
Reversal of impairments	3	23	–	26
Impairment at 31 December 2023	(237)	(360)	(28)	(625)
Exchange adjustments	3	5	1	9
Disposals and write-offs	22	55	3	80
Impairment losses	(27)	(84)	(5)	(116)
Reversal of impairments	4	23	1	28
Reclassifications	(24)	(13)	22	(15)
Impairment at 31 December 2024	(259)	(374)	(6)	(639)
Total accumulated depreciation and impairment at 31 December 2023	(3,560)	(6,671)	(28)	(10,259)
Total accumulated depreciation and impairment at 31 December 2024	(3,609)	(6,868)	(6)	(10,483)
Net book value at 1 January 2023	3,113	4,012	1,808	8,933
Net book value at 31 December 2023	2,895	4,033	2,092	9,020
Net book value at 31 December 2024	2,766	4,147	2,314	9,227